Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other financial liabilities
Schedule of other financial liabilities

	2025	2024
	£m	£m
Customer deposits
including repos	2,312	1,812
Debt securities in issue
- MRELs	25,441	23,998
- Other medium term notes	28,033	22,087
- Commercial paper and certificates of deposit	9,401	11,266
- Covered bonds	749	749
- Securitisation	1,663	1,175
Total	67,599	61,087